Operating Risks	12 Months Ended
Dec. 31, 2011
Operating Risks [Abstract]
OPERATING RISKS
3.	OPERATING RISKS

(a) Concentrations of credit risks

Details of major customers from which the Company derived operating revenue are shown in note 21(a).

Credit risk represents the loss that would be recognized at the reporting date if counterparties failed to perform as contracted. Concentrations of credit risk (whether on or off balance sheets) that arise from financial instruments exist for groups of customers or counterparties when there are similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. The major concentration of credit risk arises from the Company’s receivables. Even though the Company does have concentration of credit risks with its major customers in the manufacture and wholesale segment, it does not consider itself to be exposed to significant credit risk with regards to collection because trade credit insurance are purchased to cover the collection risks of the related receivables. Historical losses have not been significant.

(b) Country risks

The Company may also be exposed to certain risks as a result of its manufacturing operations being located in the PRC and its properties held for lease in Hong Kong which are not typically associated with companies operating in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things. The Company’s management believe these risks not to be significant. There can be no assurance, however, that changes in political, social and other conditions will not result in any adverse impact.

(c)	Cash and time deposits

The Company maintains majority of its cash balances, restricted cash and investments in time deposits with various banks and financial institutions in Hong Kong and in the PRC. In line with local practice, such amounts are not insured or otherwise protected should the financial institutions be unable to meet their liabilities. The credit risk on these funds is considered to be limited because the counterparties are regularly assessed by the management of the Company and deemed to be creditworthy institutions. There has been no history of credit losses.